Investment Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investment Securities
Schedule of available for sale debt securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2025
U.S. GSE debt securities	$12,000,000	$0	$556,223	$11,443,777
U.S. Government securities	11,521,640	0	185,660	11,335,980
Taxable Municipal securities	300,000	0	34,437	265,563
Tax-exempt Municipal securities	10,712,772	105,694	494,815	10,323,651
Agency MBS	118,162,360	443,634	11,344,758	107,261,236
ABS and OAS	1,745,851	0	78,970	1,666,881
CMO	1,756,131	0	12,327	1,743,804
Other investments	496,000	0	8,134	487,866
Total	$156,694,754	$549,328	$12,715,324	$144,528,758

December 31, 2024
U.S. GSE debt securities	$12,000,000	$0	$1,036,485	$10,963,515
U.S. Government securities	27,579,709	0	824,566	26,755,143
Taxable Municipal securities	300,000	0	52,255	247,745
Tax-exempt Municipal securities	10,772,633	79,789	614,169	10,238,253
Agency MBS	119,522,274	130,900	17,396,937	102,256,237
ABS and OAS	2,098,461	0	140,696	1,957,765
CMO	6,899,002	0	93,467	6,805,535
Other investments	496,000	0	22,773	473,227
Total	$179,668,079	$210,689	$20,181,348	$159,697,420

Schedule of investments pledged for collateral
	Amortized	Fair
	Cost	Value

December 31, 2025	$59,380,136	$53,294,329
December 31, 2024	61,463,021	52,603,659
	Amortized	Fair
	Cost	Value

December 31, 2024	$58,548,143	$52,695,867
	Amortized	Fair
	Cost	Value
December 31, 2025
Due in one year or less	$14,556,482	$14,347,722
Due from one to five years	11,054,063	10,602,542
Due from five to ten years	2,853,838	2,638,068
Due after ten years	10,068,011	9,679,190
Agency MBS	118,162,360	107,261,236
Total	$156,694,754	$144,528,758

Schedule of unrealized loss
	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2025
U.S. GSE debt securities	$0	$0	$11,443,777	$556,223	11	$11,443,777	$556,223
U.S. Government securities	0	0	11,335,980	185,660	21	11,335,980	185,660
Taxable Municipal securities	0	0	265,563	34,437	1	265,563	34,437
Tax-exempt Municipal securities	980,268	3,766	5,553,783	491,049	14	6,534,051	494,815
Agency MBS	0	0	83,695,677	11,344,758	112	83,695,677	11,344,758
ABS and OAS	0	0	1,666,881	78,970	4	1,666,881	78,970
CMO	0	0	1,743,804	12,327	4	1,743,804	12,327
Other investments	0	0	487,866	8,134	2	487,866	8,134
Total	$980,268	$3,766	$116,193,331	$12,711,558	169	$117,173,599	$12,715,324
	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2024
U.S. GSE debt securities	$0	$0	$10,963,515	$1,036,485	11	$10,963,515	$1,036,485
U.S. Government securities	0	0	26,755,143	824,566	41	26,755,143	824,566
Taxable Municipal securities	0	0	247,745	52,255	1	247,745	52,255
Tax-exempt Municipal securities	3,043,981	37,705	3,945,428	576,464	15	6,989,409	614,169
Agency MBS	2,480,313	27,200	91,208,171	17,369,737	118	93,688,484	17,396,937
ABS and OAS	0	0	1,957,765	140,696	4	1,957,765	140,696
CMO	0	0	6,805,535	93,467	7	6,805,535	93,467
Other investments	0	0	473,227	22,773	2	473,227	22,773
Total	$5,524,294	$64,905	$142,356,529	$20,116,443	199	$147,880,823	$20,181,348